Schedule of Operating lease liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Lease
Operating lease right-of-use assets	$ 343	$ 139
Lease liabilities – current	530	352
Lease liabilities – non-current	42	17
Total operating lease liabilities	$ 572	$ 369